Long-Term Debt - Additional Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 27, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Interest expense			$ 15,836	$ 17,422	$ 18,441
Weighted average interest rate			5.70%	5.40%
Repayment of credit facility			$ 32,733	$ 55,283	$ 98,464
2017 Credit Facility
Debt Instrument [Line Items]
Repayment of credit facility			$ 32,733	34,984
Amended 2017 Credit Facility
Debt Instrument [Line Items]
Repayment installments	19
Frequency of payments	quarterly
Repayment amount	$ 7,703
Balloon payment, payable together with the final quarterly installment	$ 139,130
Starting period of payment installments	Apr. 30, 2019
Maturity date	Dec. 31, 2023
Transaction Agreement with DSS Holdings L.P. | Credit Facility 2015, Credit Facility 2017 and Aristaios Credit Facility
Debt Instrument [Line Items]
Repayment amount		$ 146,517
Transaction Agreement with DSS Holdings L.P. | 2017 Credit Facility
Debt Instrument [Line Items]
Repayment amount		$ 89,298
In connection with the sale of M/T Aristotelis | 2017 Credit Facility
Debt Instrument [Line Items]
Repayment of credit facility				14,383
In connection with the sale of M/T Amore Mio II | 2017 Credit Facility
Debt Instrument [Line Items]
Repayment of credit facility				$ 5,916
CMA CGM Amazon, CMA CGM Uruguay and CMA CGM Magdalena
Debt Instrument [Line Items]
Sale leaseback term sheet date			Dec. 31, 2019
Sale and leaseback transaction gross cash inflow financing arrangement			$ 155,350
Debt instrument term			7 years
Debt variable rate basis			Libor
Margin			2.60%
Purchase option to acquire vessel under a financing arrangement			$ 77,700
CMA CGM Amazon, CMA CGM Uruguay and CMA CGM Magdalena | 2017 Credit Facility
Debt Instrument [Line Items]
Repayment of credit facility			$ 119,923